Inventories - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Inventory [Line Items]
Inventories	$ 7,239	$ 9,699
Merchandise available for sale
Disclosure Of Inventory [Line Items]
Inventories	8,277	10,868
Less: Provision for slow moving and obsolete inventories
Disclosure Of Inventory [Line Items]
Inventories	$ (1,038)	$ (1,169)